Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares of common stock outstanding
Beginning balance (in shares)	204,856,564	204,435,333	204,210,731
Shares issued under restricted stock award plans (in shares)	331,554	421,231	224,602
Repurchases of common stock (in shares)	(1,500,000)	0	0
Ending balance (in shares)	203,688,118	204,856,564	204,435,333